Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other current liabilities
Schedule of other current liabilities

	As of December 31,
	2016	2017
	RMB	RMB
Payables related to property and equipment	574,811	710,002
Deposits from network partners(1)	470,642	645,923
Salary and welfare payable	483,888	576,581
Payables related to land use rights	1,600	67,644
Payables for repurchasing ordinary shares	—	56,953
Payables for equity investment	5,000	35,000
Construction deposits	30,342	20,360
Others	90,307	168,604
Total	1,656,590	2,281,067

(1)	Amount primarily represents the dispatching fee deposits collected from the pickup outlets operated by our network partners, which is refunded when the parcel is delivered to the recipients.